Schedule of Investments
March 31, 2020 (unaudited)
AmericaFirst Income Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 46.47%

Biological Products (No Diagnostic Substances - 3.15%
Amgen, Inc. (2)	1,179	239,019

Computer & Office Equipment - 2.64%
International Business Machines Corp. (2)	1,809	200,672

Computer Storage Devices - 3.16%
Seagate Technology Plc.	4,914	239,803

Investment Advise - 2.32%
Artisan Partners Asset Management, Inc. (2)	8,220	176,648

Investment Companies - 1.78%
Hercules Capital, Inc. (2)	17,668	134,984

Office Machines, Nec - 1.84%
Pitney Bowes, Inc.	68,396	139,528

Patent Owners & Lessors - 2.89%
TiVo Corp.	31,054	219,862

Pharmaceutical Preparations - 6.07%
Novartis AG	2,803	231,107
Pfizer, Inc. (2)	7,050	230,112

		461,219
Radio & TV Broadcasting & Communications Equipment - 2.48%
Nokia Corp. (2)	60,687	188,130

Radio Telephone Communications - 2.36%
VEON, Ltd. (2)	118,831	179,435

Real Estate - 2.88%
Office Properties Income Trust (2)	8,032	218,872

Security Brokers, Dealers & Flotation Companies - 4.78%
Credit Suisse Group AG ADR (2)	20,799	168,264
Waddell & Reed Financial, Inc. (2)	17,138	195,030

		363,294

Telephone Communications (No Radio Telephone) - 7.38%
AT&T, Inc. (2)	6,668	194,372
Centurylink, Inc.	19,534	184,792
Telefonica S.A. (2)	39,789	181,836

		561,000

Wholesale-Drugs Proprietaries & Druggists' Sundries - 2.74%
Nu Skin Enterprises, Inc. (2)	9,539	208,427

Total Common Stocks	(Cost $ 4,285,432)	3,530,893

Corporate Bonds - 0.18%

Electric & Other Services Combined - 0.18%
RGS AEGCO Funding Corp., 9.810%, 12/07/2021	13,692	13,757

Total Corporate Bonds	(Cost $ 14,569)	13,757

Registered Investment Companies - 43.48%

SPDR Portfolio Long Term Treasury ETF (8)	69,933	3,303,635

Total Registered Investment Companies	(Cost $ 3,013,843)	3,303,635

Foreign Government Obligations - 0.03%

Foreign Government Bond - .03%
Indonesia Rep, 9.30%, 07/01/2020	2,500	2,550

Total Forgeign Government Obligations	(Cost $ 2,518)	2,550

Publicly Traded Limited Partnerships - 1.88%

Investment Advice - 1.88%
AllianceBernstein Holding L.P. (2)	7,704	143,217

Total Publicly Traded Limited Partnerships	(Cost $ 246,364)	143,217

Real Estate Investment Trusts - 4.09%

Arbor Realty Trust, Inc.	18,955	92,879
Global Net Lease, Inc.	12,656	169,211
Invesco Mortgage Capital, Inc.	14,292	48,736

Total Real Estate Investment Trusts	(Cost $ 718,012)	310,826

Total Investments - 96.14%	(Cost $ 8,280,737)	7,304,878

Other Assets less Liabilities - 3.84%		291,662

Total Net Assets - 100.00%		7,597,920

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$7,288,571	$-
Level 2 - Other Significant Observable Inputs	16,307	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$7,304,878	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.

(9)  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.